ASSET RETIREMENT OBLIGATIONS (ARO) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of Asset Retirement Obligations
The information below reconciles the value of the asset retirement obligation for the periods presented (in thousands):

	Year Ended December 31,
	2016	2015
	(In thousands)
Balance, beginning of year	$208	$200
Liabilities assumed from the Merger	777	-
Liabilities incurred	311	-
Accretion expense	132	10
Conveyance of liability with oil and gas properties conveyance	(92)	-
Change in estimate	(79)	(1)
Balance, end of year	1,257	209
Less: current portion of ARO at end of year	(338)	-
Total Long-term ARO at end of year	$919	$209

Brushy Resources, Inc [Member]
Schedule of Asset Retirement Obligations
The following table represents a reconciliation of the asset retirement obligations for the three months ended March 31, 2016 and the year ended December 31, 2015:

	Three Months Ended March 31, 2016	Year Ended December 31, 2015
($ in thousands)
Asset retirement obligations, beginning of period	$3,597	$3.606
Additions to asset retirement obligation	-	-
Liabilities settled during the period	-	(155)
Accretion of discount	63	187
Revision of estimate	-	(41)
Asset retirement obligations, end of period	$3,660	$3,597

The following table represents a reconciliation of the asset retirement obligations for the year ended December 31, 2015 and December 31, 2014:

	Year Ended December 31, 2015	Year Ended December 31, 2014
($ in thousands)
Asset retirement obligations, beginning of period	$3,606	$2,437
Additions to asset retirement obligation	0	859
Liabilities settled during the period	(155)	0
Accretion of discount	187	320
Revision of estimate	(41)	(10)
Asset retirement obligations, end of period	$3,597	$3,606